Financial risk management objectives and policies	12 Months Ended
Mar. 29, 2020
Financial Instruments [Abstract]
Financial risk management objectives and policies
Financial risk management objectives and policies
The Company’s primary risk management objective is to protect the Company’s assets and cash flow, in order to increase the Company’s enterprise value.
The Company is exposed to capital management risk, market risk, credit risk, and liquidity risk. The Company’s senior management and Board of Directors oversee the management of these risks. The Board of Directors reviews and agrees policies for managing each of these risks which are summarized below.
Capital management
The Company manages its capital, which consists of equity (subordinate voting shares and multiple shares voting shares), short-term borrowings, and long-term debt (the revolving facility and the term loan), with the objectives of safeguarding sufficient net working capital over the annual operating cycle and providing sufficient financial resources to grow operations to meet long-term consumer demand. Management targets a ratio of trailing 52 or 53-week period adjusted EBITDAR (defined as adjusted earnings before interest, taxes, depreciation, amortization and in fiscal 2019, rent expense) to net debt, reflecting the seasonal change in the business as net working capital builds through the second fiscal quarter. The Board of Directors of the Company monitors the Company’s capital management on a regular basis. The Company will continually assess the adequacy of the Company’s capital structure and capacity and make adjustments within the context of the Company’s strategy, economic conditions, and risk characteristics of the business. Refer to Note 24. Subsequent Events for further enhancements to our capital management program subsequent to March 29, 2020 in response to the impact of COVID-19.
Market risk
Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market prices comprise interest rate risk and foreign currency risk.
Interest rate risk
The Company is exposed to interest rate risk related to the effect of interest rate changes on borrowings outstanding under short-term borrowings, the revolving facility and the term loan. As at March 29, 2020, the Company had no amounts owing on the short-term borrowings and the revolving facility. The amount outstanding under the term loan was $159.3 as at March 29, 2020 which currently bears interest at 5.10%. Based on the weighted average amount of outstanding borrowings under the short-term borrowings during the year ended March 29, 2020, a 1.00% increase in the average interest rate on our borrowings would have increased annual interest expense by less than $0.1 (March 31, 2019 - $nil). Correspondingly, a 1.00% increase in the average interest rate would have increased annual interest expense on the revolving facility and term loan by $0.9 and $1.5, respectively (March 31, 2019 - $0.6 and $1.5, respectively). Interest rate risk on the term loan is partially mitigated by cross-currency swap hedges. The impact on future interest expense because of future changes in interest rates will depend largely on the gross amount of borrowings at that time.
Foreign exchange risk
Foreign exchange risk in operating cash flows
The Company’s consolidated financial statements are expressed in Canadian dollars, but a substantial portion of the Company’s revenues, inventory purchases and expenses are denominated in foreign currencies, primarily U.S. dollars, euros, British pounds sterling, Swiss francs, Chinese yuan, and Hong Kong dollars. The Company has entered into forward foreign exchange contracts to reduce the foreign exchange risk associated with revenues, purchases, and expenses denominated in these currencies. Certain forward foreign exchange contracts were designated at inception and accounted for as cash flow hedges. The operating hedge program for the fiscal years ending March 29, 2020 and March 28, 2021 was initiated during the fourth quarter of the 2019 fiscal year.
The Company recognized the following unrealized losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	March 29, 2020		March 31, 2019		March 31, 2018
	Net loss	Tax recovery	Net loss	Tax recovery	Net loss	Tax recovery
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	(3.7)	1.1	(3.9)	0.8	(1.4)	0.5

The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
(Gain) loss from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	(0.2)	6.5	—
Selling, general and administrative expenses	1.0	(4.5)	0.3
Inventory	0.1	(1.0)	—

During the year ended March 29, 2020, an unrealized loss of $3.2 (March 31, 2019 - unrealized gain of $3.7, March 31, 2018 - unrealized gain of $0.1) on forward exchange contracts that are not treated as hedges has been recorded selling, general and administrative expenses in the statement of income.
Foreign currency contracts outstanding as at March 29, 2020 related to operating cash flows are:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	US$	127.4	U.S. dollars
		€120.4	euros

Forward contract to sell Canadian dollars	US$	79.1	U.S. dollars
		€57.9	euros
		£0.2	British pounds sterling

Forward contract to purchase euros	CHF	2.1	Swiss francs
	CNY	455.1	Chinese yuan
		£30.1	British pounds sterling
	HKD	47.6	Hong Kong dollars
	SEK	4.8	Swedish kronor

Forward contract to sell euros	CHF	13.8	Swiss francs
		£1.8	British pounds sterling

Revenues and expenses of all foreign operations are translated into Canadian dollars at the foreign currency exchange rates that approximate the rates in effect at the dates when such items are recognized. Appreciating foreign currencies relative to the Canadian dollar, to the extent they are not hedged, will positively impact operating income and net income, while depreciating foreign currencies relative to the Canadian dollar will have the opposite impact.
Foreign exchange risk on borrowings
The Company is exposed to fluctuations in the amount owing on the term loan that is denominated in U.S. dollars as at March 29, 2020. Based on the outstanding balance of $159.3 (US$113.8) under the term loan as at March 29, 2020, a $0.01 depreciation in the value of the Canadian dollar relative to the U.S. dollar would result in a decrease in pre-tax income of $1.1 (March 31, 2019 - $1.1) solely as a result of that exchange rate fluctuation’s effect on the debt. Appreciating foreign currencies relative to the Canadian dollar, to the extent they are not hedged, will positively impact operating income and net income, while depreciating foreign currencies relative to the Canadian dollar will have the opposite impact.
The Company hedges a portion of its exposure to foreign currency exchange risk on principal and interest payments on its term loan denominated in U.S. dollars (note 17).
The Company recognized the following unrealized gains and losses in the fair value of derivatives designed as hedging instruments in other comprehensive income:

	Year ended
	March 29, 2020		March 31, 2019		March 31, 2018
	Net gain (loss)	Tax (expense) recovery	Net gain (loss)	Tax (expense) recovery	Net gain (loss)	Tax (expense) recovery
	$	$	$	$	$	$
Cross-currency swap designated as a cash flow hedge	1.3	(0.2)	(0.7)	0.2	1.5	(0.5)
Euro-denominated cross-currency swap designated as a net investment hedge	(0.3)	(0.2)	3.5	(1.2)	(3.5)	1.2

The Company reclassified the following gains and losses from other comprehensive income on derivatives designated as hedging instruments to selling, general and administrative expenses:

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
(Gain) loss from other comprehensive income	$	$	$
Cross-currency swap designated as a cash flow hedge	(5.3)	0.4	1.1

During the year ended March 29, 2020, an unrealized gain of $3.3 (March 31, 2019 - $2.9, March 31, 2018 - $0.3) in the fair value of the long-dated forward exchange contract related to a portion of the term loan balance has been recognized in selling, general and administrative expenses in the statement of income.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss.
Credit risk arises from the possibility that certain parties will be unable to discharge their obligations. The Company has a significant number of customers which minimizes the concentration of credit risk. The Company does not have any customers which account for more than 10% of sales or accounts receivable. The Company has entered into an agreement with a third party who has insured the risk of loss for up to 90% of accounts receivable from certain designated customers subject to a total deductible of less than $0.1, to a maximum of $30.0 per year. As at March 29, 2020, accounts receivable totaling approximately $20.1 (March 31, 2019 - $14.1) were insured under this agreement, representing 89.6% of trade accounts receivable. In addition, the Company routinely assesses the financial strength of its customers and, as a consequence, believes that its accounts receivable credit risk exposure is limited.
Customer deposits are received in advance from certain customers for seasonal orders, and applied to reduce accounts receivable when goods are shipped. Credit terms are normally sixty days for seasonal orders, and thirty days for re-orders. As at March 29, 2020, customer deposits of $2.1 (March 31, 2019 - $0.3) were included in accounts payable and accrued liabilities.
The aging of trade receivables is as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	32.0	21.8	4.4	2.5	3.3
Credit card receivables	2.1	2.1	—	—	—
March 29, 2020	34.1	23.9	4.4	2.5	3.3

Trade accounts receivable	19.7	12.9	4.7	0.5	1.6
Credit card receivables	1.6	1.6	—	—	—
March 31, 2019	21.3	14.5	4.7	0.5	1.6

Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to satisfy the requirements for business operations, capital expenditures, debt service and general corporate purposes, under normal and stressed conditions. The primary source of liquidity is funds generated by operating activities; the Company also relies on short-term borrowings and the revolving facility as sources of funds for short term working capital needs. The Company continuously reviews both actual and forecasted cash flows to ensure that the Company has appropriate capital capacity.
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 29, 2020:

Contractual obligations	2021	2022	2023	2024	2025	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	136.8	—	—	—	—	—	136.8
Term loan	—	—	—	—	159.3	—	159.3
Note payable (notes 5, 20)	3.0	—	—	—	—	—	3.0
Interest commitments relating to borrowings(1)	8.1	8.1	8.1	8.1	5.4	—	37.8
Foreign exchange forward contracts	7.8	—	—	—	—	—	7.8
Lease obligations	49.0	50.0	49.5	44.5	43.0	90.8	326.8
Pension obligation	—	—	—	—	—	2.8	2.8

(1)	Interest commitments are calculated based on the term loan balance and the interest rate payable on the loan of 5.10% as at March 29, 2020.
The Company accrues expenses when incurred. Accounts are deemed payable once a past event occurs that requires payment by a specific date.